Provisions - Provision for aircraft & pension obligation maintenance on operating leased aircraft (Details) € in Millions	12 Months Ended
	Mar. 31, 2021 EUR (€) aircraft	Mar. 31, 2020 EUR (€)	Mar. 31, 2019 EUR (€)
Provision for aircraft maintenance on operating leased aircraft
At beginning of year	€ 75.4	€ 130.7
At end of year	53.2	75.4	€ 130.7
Provision for pension obligation
At beginning of year	4.5	4.9
At end of year	4.5	4.5	4.9
Provision for aircraft maintenance on operating leased aircraft
Provision for aircraft maintenance on operating leased aircraft
At beginning of year	75.4	130.7	133.2
Increase in provision during the year	37.3	23.2	19.8
Utilization of provision upon the hand-back of aircraft	(59.5)	(78.5)	(22.3)
At end of year	53.2	75.4	130.7
Provision for pension obligation
Provision for pension obligation
At beginning of year	4.5	4.9	4.9
Movement during the year		(0.4)
At end of year	€ 4.5	€ 4.5	€ 4.9
Boeing 737 Under Operating Lease
Provision for pension obligation
Number of aircraft held under operating lease to the lessors | aircraft	11